ACQUISITION	12 Months Ended
Dec. 31, 2013
ACQUISITION
ACQUISITION

3. ACQUISITION

        Acquisition of Alpha Speed Limited and Bona Starlight

        On July 1, 2011, the Group, through the Company and Beijing Bona Cineplex, acquired Alpha Speed Limited, a BVI company and Bona Starlight, a PRC company which holds five subsidiaries and focuses on cineplex business in the PRC with a total cash consideration of $30,938,201, of which $3,064,993 was settled as an offset against the amount that the Group was owed by Mr. Dong Yu and $2,383,260 was paid in 2012. Prior to the acquisition, Alpha Speed Limited was 51% owned by Skill Great Limited, which is 100% owned by the Group's primary shareholder, Mr. Dong Yu, and Bona Startlight was also 51% owned by the Group's primary shareholder, Mr. Dong Yu. After the acquisition, The Group holds 100% of the equity interest of Alpha Speed Limited and Bona Starlight, which holds 51% of the equity of one of the subsidiaries, Mango Cinema, and 100% of the equity of the other four subsidiaries.

        The Group has accounted for these transactions as a business acquisition. A net revenue of $5,207,607 and a net loss of $2,286,838 generated by the acquired movie theaters after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2011.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Total purchase price:
Cash consideration	30,938,201

		Estimated useful life
Cash and cash equivalents	1,379,343
Net current liabilities	(7,912,067)
Construction in progress	1,831,707
Property and equipment, net	16,758,400
4 movie theater licenses	417,666	Indefinite
Favorable lease	1,902,699	1 - 4.5 years
Non-current deferred tax liability	(475,675)

Total net assets acquired	13,902,073
Noncontrolling interests	(1,160,492)

Goodwill	18,196,620

        In the acquisition, the Group determined the fair value and useful life of the intangible assets acquired based on the following:

  (i)
  The movie theater licenses acquired are film exhibition licenses issued by local film administration authorities that allow the Group to exhibit movies. The terms of the film exhibition licenses range from one to three years and are renewable upon inspection of the issuing authority. Since the government has been promoting the gradual liberalization of the film industry, the Group believes local film administration authorities normally grant the licenses to applicants as long as they can fulfill fixed asset investment and other relevant regulatory requirements. Therefore, the Group believes the licenses can be applied for and obtained through reasonable expenditure, without undue cost or time. Based on the above analysis, the Group concluded the cost approach should be applied for the determination of the fair value of the licenses. The cost approach takes into consideration the estimated staff costs, opportunities for fixed asset investment and overhead cost incurred for application of the licenses. The Group estimated the license has an indefinite life because the Group will renew it in the foreseeable future and do not expect that the Group will require substantial costs to renew or extend the licenses' legal life.

  (ii)
  The fair value of favorable leases was determined by the incremental cash flow approach, which takes into consideration the projected rental expenses to be saved by virtue of ownership of lease agreements at rates more favorable than market rates. The most significant estimates and assumptions inherent in the approach that the Group used to value the favorable leases were the market rates for renting the premise of those movie theaters and the discount rate. The resulting rental saving was discounted at a rate approximating the estimated cost of equity of Bona Starlight which reflected a market participant's required rate of return for investing in the subject intangible asset.

        The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) group of customers (most movie theater customers are walk-in) that are not known or identifiable to Bona Starlight; (b) presence in geographic market and locations. The acquired goodwill is not deductible for tax purposes.

        The following pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2011 as if the acquisitions of Beijing Bona Cineplex and Alpha Speed Limited & Bona Starlight had occurred on January 1, 2010. The following pro forma financial information has been prepared for comparative purpose only and is not necessarily indicative of the results that would have been had the acquisitions been completed at the beginning of the periods presented, nor is it indicative of future operating results:

Year ended December 31, 2011
(Unaudited)
Pro forma net revenue	128,145,040
Pro forma net income	12,019,253